Combined Financial Information in Respect of Affiliates Accounted for under Equity Method (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Schedule of Equity Method Investments [Line Items]
Current assets	¥ 1,588,871	¥ 1,576,148
Other assets, principally property, plant and equipment	1,299,774	1,147,662
Total assets	2,888,645	2,723,810
Current liabilities	1,170,956	1,147,583
Other liabilities	255,248	236,975
Total liabilities	1,426,204	1,384,558
Equity	1,462,441	1,339,252
Net sales	4,794,027	4,491,867	5,071,486
Net income (loss) attributable to Honda's affiliates	224,340	250,993	356,822
Motorcycle Business
Schedule of Equity Method Investments [Line Items]
Current assets	228,358	216,751
Other assets, principally property, plant and equipment	134,901	108,971
Total assets	363,259	325,722
Current liabilities	149,033	134,395
Other liabilities	10,075	7,969
Total liabilities	159,108	142,364
Equity	204,151	183,358
Net sales	891,343	888,914	1,189,024
Net income (loss) attributable to Honda's affiliates	60,586	72,168	104,790
Automobile Business
Schedule of Equity Method Investments [Line Items]
Current assets	1,335,075	1,338,679
Other assets, principally property, plant and equipment	1,137,654	1,012,363
Total assets	2,472,729	2,351,042
Current liabilities	1,013,565	1,005,935
Other liabilities	242,194	223,095
Total liabilities	1,255,759	1,229,030
Equity	1,216,970	1,122,012
Net sales	3,876,766	3,579,019	3,857,890
Net income (loss) attributable to Honda's affiliates	162,037	177,309	253,468
Power Product and Other Businesses
Schedule of Equity Method Investments [Line Items]
Current assets	25,438	20,718
Other assets, principally property, plant and equipment	27,219	26,328
Total assets	52,657	47,046
Current liabilities	8,358	7,253
Other liabilities	2,979	5,911
Total liabilities	11,337	13,164
Equity	41,320	33,882
Net sales	25,918	23,934	24,572
Net income (loss) attributable to Honda's affiliates	¥ 1,717	¥ 1,516	¥ (1,436)